Document and Entity Information	12 Months Ended
Aug. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Aug 30, 2012
Document Effective Date	Aug 30, 2012
Prospectus Date	Aug 29, 2011

Prospectus Supplement — Sept. 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Dividend Opportunity Fund	8/29/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.28%	0.28%	0.28%	0.08%	0.28%	0.34%	0.09%	0.28%	0.28%

Total annual fund operating expenses	1.10%	1.85%	1.85%	0.65%	1.35%	0.91%	0.66%	1.10%	0.85%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$689	$913	$1,155	$1,850

Class B (if shares are redeemed)	$688	$882	$1,202	$1,977

Class B (if shares are not redeemed)	$188	$582	$1,002	$1,977

Class C (if shares are redeemed)	$288	$582	$1,002	$2,174

Class C (if shares are not redeemed)	$188	$582	$1,002	$2,174

Class I (whether or not shares are redeemed)	$66	$208	$363	$814

Class R (whether or not shares are redeemed)	$137	$428	$740	$1,629

Class R4 (whether or not shares are redeemed)	$93	$290	$505	$1,124

Class R5 (whether or not shares are redeemed)	$67	$211	$368	$826

Class W (whether or not shares are redeemed)	$112	$350	$607	$1,345

Class Z (whether or not shares are redeemed)	$87	$271	$472	$1,053

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Supplement [Text Block]	cfst23_SupplementTextBlock

Prospectus Supplement — Sept. 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Dividend Opportunity Fund	8/29/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.28%	0.28%	0.28%	0.08%	0.28%	0.34%	0.09%	0.28%	0.28%

Total annual fund operating expenses	1.10%	1.85%	1.85%	0.65%	1.35%	0.91%	0.66%	1.10%	0.85%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$689	$913	$1,155	$1,850

Class B (if shares are redeemed)	$688	$882	$1,202	$1,977

Class B (if shares are not redeemed)	$188	$582	$1,002	$1,977

Class C (if shares are redeemed)	$288	$582	$1,002	$2,174

Class C (if shares are not redeemed)	$188	$582	$1,002	$2,174

Class I (whether or not shares are redeemed)	$66	$208	$363	$814

Class R (whether or not shares are redeemed)	$137	$428	$740	$1,629

Class R4 (whether or not shares are redeemed)	$93	$290	$505	$1,124

Class R5 (whether or not shares are redeemed)	$67	$211	$368	$826

Class W (whether or not shares are redeemed)	$112	$350	$607	$1,345

Class Z (whether or not shares are redeemed)	$87	$271	$472	$1,053

Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst23_SupplementTextBlock

Prospectus Supplement — Sept. 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Dividend Opportunity Fund	8/29/2011

The following changes are hereby made to the prospectuses of the Fund:

FEES AND EXPENSES OF THE FUND

The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R, R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%

Other expenses	0.28%	0.28%	0.28%	0.08%	0.28%	0.34%	0.09%	0.28%	0.28%

Total annual fund operating expenses	1.10%	1.85%	1.85%	0.65%	1.35%	0.91%	0.66%	1.10%	0.85%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$689	$913	$1,155	$1,850

Class B (if shares are redeemed)	$688	$882	$1,202	$1,977

Class B (if shares are not redeemed)	$188	$582	$1,002	$1,977

Class C (if shares are redeemed)	$288	$582	$1,002	$2,174

Class C (if shares are not redeemed)	$188	$582	$1,002	$2,174

Class I (whether or not shares are redeemed)	$66	$208	$363	$814

Class R (whether or not shares are redeemed)	$137	$428	$740	$1,629

Class R4 (whether or not shares are redeemed)	$93	$290	$505	$1,124

Class R5 (whether or not shares are redeemed)	$67	$211	$368	$826

Class W (whether or not shares are redeemed)	$112	$350	$607	$1,345

Class Z (whether or not shares are redeemed)	$87	$271	$472	$1,053

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Dividend Opportunity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%	[1]
1 year	rr_ExpenseExampleYear01	689
3 years	rr_ExpenseExampleYear03	913
5 years	rr_ExpenseExampleYear05	1,155
10 years	rr_ExpenseExampleYear10	1,850
1 year	rr_ExpenseExampleNoRedemptionYear01	689
3 years	rr_ExpenseExampleNoRedemptionYear03	913
5 years	rr_ExpenseExampleNoRedemptionYear05	1,155
10 years	rr_ExpenseExampleNoRedemptionYear10	1,850
Columbia Dividend Opportunity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[1]
1 year	rr_ExpenseExampleYear01	688
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,202
10 years	rr_ExpenseExampleYear10	1,977
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 years	rr_ExpenseExampleNoRedemptionYear10	1,977
Columbia Dividend Opportunity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[1]
1 year	rr_ExpenseExampleYear01	288
3 years	rr_ExpenseExampleYear03	582
5 years	rr_ExpenseExampleYear05	1,002
10 years	rr_ExpenseExampleYear10	2,174
1 year	rr_ExpenseExampleNoRedemptionYear01	188
3 years	rr_ExpenseExampleNoRedemptionYear03	582
5 years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 years	rr_ExpenseExampleNoRedemptionYear10	2,174
Columbia Dividend Opportunity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%	[1]
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	363
10 years	rr_ExpenseExampleYear10	814
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	208
5 years	rr_ExpenseExampleNoRedemptionYear05	363
10 years	rr_ExpenseExampleNoRedemptionYear10	814
Columbia Dividend Opportunity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[1]
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	428
5 years	rr_ExpenseExampleYear05	740
10 years	rr_ExpenseExampleYear10	1,629
1 year	rr_ExpenseExampleNoRedemptionYear01	137
3 years	rr_ExpenseExampleNoRedemptionYear03	428
5 years	rr_ExpenseExampleNoRedemptionYear05	740
10 years	rr_ExpenseExampleNoRedemptionYear10	1,629
Columbia Dividend Opportunity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	505
10 years	rr_ExpenseExampleYear10	1,124
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	505
10 years	rr_ExpenseExampleNoRedemptionYear10	1,124
Columbia Dividend Opportunity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%	[1]
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	826
1 year	rr_ExpenseExampleNoRedemptionYear01	67
3 years	rr_ExpenseExampleNoRedemptionYear03	212
5 years	rr_ExpenseExampleNoRedemptionYear05	368
10 years	rr_ExpenseExampleNoRedemptionYear10	826
Columbia Dividend Opportunity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%	[1]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,345
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	350
5 years	rr_ExpenseExampleNoRedemptionYear05	607
10 years	rr_ExpenseExampleNoRedemptionYear10	1,345
Columbia Dividend Opportunity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	1,053
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	472
10 years	rr_ExpenseExampleNoRedemptionYear10	1,053

[1]	Expense ratios have been adjusted to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2012